Income Taxes - Additional Information (Detail) - Summit Materials, LLC [Member] - USD ($)		6 Months Ended		12 Months Ended
	Mar. 17, 2016	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Income Taxes [Line Items]
Liabilities for uncertain tax positions				$ 0	$ 0
Interest and penalties recognized in income tax expense				$ 0	0
U.S. statutory rate				35.00%
Income tax expense or benefit recognized in other comprehensive loss				$ 0	0	$ 0
Valuation allowance				2,523,000	$ 2,523,000
Distributions paid in cash to Summit Holdings' partners	$ 2,500,000	$ 2,873,000	$ 11,842,000	46,603,000
Operating loss carryforwards valuation allowance recorded				2,500,000
Total dividend distribution				46,600,000
Distributions paid in cash to Summit Inc.				17,900,000
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards				62,900,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards				$ 67,000,000
Federal And State Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiry year				2035
Earliest Tax Year [Member]
Income Taxes [Line Items]
Tax years open subject to audit				2012
Latest Tax Year [Member]
Income Taxes [Line Items]
Tax years open subject to audit				2015
Other Partner [Member]
Income Taxes [Line Items]
Distributions paid in cash to Summit Holdings' partners				$ 28,700,000